RELATED PARTIES (Details 4) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Compania Puerto de Coronel S.A. [Member]
Statement [Line Items]
Tax ID No.	79,895,330-3
Nature of Relationship	Subsidiary of an associate
Country	Chile
Currency	Chilean pesos
Transaction descriptions	Capital contribution
Purchases [Member] | Abastible S.A. [Member]
Statement [Line Items]
Tax ID No.	91,806,000-6
Nature of Relationship	Subsidiary of the controlling parent
Country	Chile
Currency	Chilean pesos
Transaction descriptions	Fuel
Purchases	$ 4,741,000	$ 4,007,000	$ 4,033,000
Purchases [Member] | Copec S.A. [Member]
Statement [Line Items]
Tax ID No.	99,520,000-7
Nature of Relationship	Subsidiary of the controlling parent
Country	Chile
Currency	Chilean pesos
Transaction descriptions	Fuel and other
Purchases	$ 103,241,000	116,465,000	168,859,000
Purchases [Member] | Compania Puerto de Coronel S.A. [Member]
Statement [Line Items]
Tax ID No.	79,895,330-3
Nature of Relationship	Subsidiary of an associate
Country	Chile
Currency	Chilean pesos
Transaction descriptions	Transport, stowage and port services
Purchases	$ 4,163,000	9,962,000	17,008,000
Purchases [Member] | EKA Chile S.A.
Statement [Line Items]
Tax ID No.	99,500,140-3
Nature of Relationship	Joint venture
Country	Chile
Currency	Chilean pesos
Transaction descriptions	Sodium chlorate
Purchases	$ 51,145,000	47,046,000	50,815,000
Purchases [Member] | Portaluppi, Guzman y Bezanilla Abogados Ltda.
Statement [Line Items]
Tax ID No.	78,096,080-9
Nature of Relationship	Common director of controlling parent
Country	Chile
Currency	Chilean pesos
Transaction descriptions	Legal services
Purchases	$ 0	617,000	1,065,000
Purchases [Member] | Entel PCS Telecomunicaciones S.A. [Member]
Statement [Line Items]
Tax ID No.	96,806,980-2
Nature of Relationship	Common stockholder
Country	Chile
Currency	Chilean pesos
Transaction descriptions	Telephone services
Purchases	$ 0	656,000	922,000
Purchases [Member] | Colbun S.A [Member]
Statement [Line Items]
Tax ID No.	96,505,760-9
Nature of Relationship	Common stockholder
Country	Chile
Currency	Chilean pesos
Transaction descriptions	Electrical Power
Purchases	$ 0	422,000	1,187
Purchases [Member] | Bioenergías Forestales SpA. [Member]
Statement [Line Items]
Tax ID No.	76,188,197-3
Nature of Relationship	Common stockholder
Country	Chile
Currency	Chilean pesos
Transaction descriptions	Electrical Power
Purchases	$ 0	43,000	202,000
Purchases [Member] | Megacentro San Pedro S.A. [Member]
Statement [Line Items]
Tax ID No.	76,390,430-K
Nature of Relationship	Common stockholder
Country	Chile
Currency	Chilean pesos
Transaction descriptions	Lease of warehouses and parking spaces
Purchases	$ 350,000	0	0
Purchases [Member] | Woodtech S.A. [Member]
Statement [Line Items]
Tax ID No.	76,724,000-7
Nature of Relationship	Associate of controlling parent
Country	Chile
Currency	Chilean pesos
Transaction descriptions	Wood volumen measurement services
Purchases	$ 820,000	747,000	1,283
Purchases [Member] | Servicios Corporativos Sercor S.A. [Member]
Statement [Line Items]
Tax ID No.	96,925,430-1
Nature of Relationship	Associate
Country	Chile
Currency	Chilean pesos
Transaction descriptions	Other purchases
Purchases	$ 207,000	215,000	215,000
Purchases [Member] | Via Limpia SpA [Member]
Statement [Line Items]
Tax ID No.	79,874,200-0
Nature of Relationship	Subsidiary of the controlling parent
Country	Chile
Currency	Chilean pesos
Transaction descriptions	Waste management service and other purchases
Purchases	$ 481,000	336,000	280,000
Sales [Member]
Statement [Line Items]
Sales	$ 0	841,000	430,000
Sales [Member] | Abastible S.A. [Member]
Statement [Line Items]
Tax ID No.	91,806,000-6
Nature of Relationship	Subsidiary of the controlling parent
Country	Chile
Currency	Chilean pesos
Transaction descriptions	Electrical power and others
Sales	$ 269,000	124,000	118,000
Sales [Member] | Copec S.A. [Member]
Statement [Line Items]
Tax ID No.	99,520,000-7
Nature of Relationship	Subsidiary of the controlling parent
Country	Chile
Currency	Chilean pesos
Transaction descriptions	Wood
Sales	$ 219,000	73,000	0
Sales [Member] | Compania Puerto de Coronel S.A. [Member]
Statement [Line Items]
Tax ID No.	79,895,330-3
Nature of Relationship	Subsidiary of an associate
Country	Chile
Currency	Chilean pesos
Transaction descriptions	Other sales
Sales	$ 130,000	241,000	294,000
Sales [Member] | EKA Chile S.A.
Statement [Line Items]
Tax ID No.	99,500,140-3
Nature of Relationship	Joint venture
Country	Chile
Currency	Chilean pesos
Transaction descriptions	Electrical power
Sales	$ 27,225,000	23,420,000	23,162,000
Sales [Member] | Entel PCS Telecomunicaciones S.A. [Member]
Statement [Line Items]
Tax ID No.	96,806,980-2
Nature of Relationship	Common stockholder
Country	Chile
Currency	Chilean pesos
Transaction descriptions	Leasings
Sales	$ 0	469,000	405,000
Sales [Member] | Colbun S.A [Member]
Statement [Line Items]
Tax ID No.	96,505,760-9
Nature of Relationship	Common stockholder
Country	Chile
Currency	Chilean pesos
Transaction descriptions	Electrical power and others
Sales [Member] | Fundación Educacional Arauco [Member]
Statement [Line Items]
Tax ID No.	71,625,000-8
Nature of Relationship	Parent company is founder and contributor
Country	Chile
Currency	Chilean pesos
Transaction descriptions	IT and administrative services
Sales	$ 238,000	196,000	226,000
Sales [Member] | Cartulinas CMPC S.A. [Member]
Statement [Line Items]
Tax ID No.	96,731,890-6
Nature of Relationship	Common stockholder
Country	Chile
Currency	Chilean pesos
Transaction descriptions	Pulp
Sales	$ 0	0	222,000
Sales [Member] | Softys Chile SpA. [Member]
Statement [Line Items]
Tax ID No.	96,529,310-8
Nature of Relationship	Common stockholder
Country	Chile
Currency	Chilean pesos
Transaction descriptions	Pulp
Sales	$ 0	0	782,000
Sales [Member] | Forestal Mininco SpA. [Member]
Statement [Line Items]
Tax ID No.	91,440,000-7
Nature of Relationship	Common stockholder
Country	Chile
Currency	Chilean pesos
Transaction descriptions	Pest control service and other sales
Sales	$ 0	175,000	441,000
Sales [Member] | EMOAC SpA. [Member]
Statement [Line Items]
Tax ID No.	76,208,888-6
Nature of Relationship	Subsidiary of the controlling parent
Country	Chile
Currency	Chilean pesos
Transaction descriptions	Electrical Power
Sales	$ 1,790,000	800,000	2,125,000
Sales [Member] | Softys Argentina S.A. [member]
Statement [Line Items]
Tax ID No.	-
Nature of Relationship	Common stockholder
Country	Argentina
Currency	Argentine pesos
Transaction descriptions	Pulp
Sales	$ 0	$ 10,242,000	$ 15,534,000